(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions - Additional Information - (Write-down) and Gain (Loss) on Sale of Vessels (Details)	1 Months Ended		3 Months Ended				12 Months Ended
	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit	Dec. 31, 2017 USD ($)	Jun. 30, 2016 maintenance_and_safety_unit	Dec. 31, 2015 vessel	Mar. 31, 2015 vessel	Dec. 31, 2017 USD ($) vessel tanker	Dec. 31, 2016 USD ($) maintenance_and_safety_unit	Dec. 31, 2015 USD ($) vessel
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							$ (318,078,000)	$ (40,079,000)	$ (69,998,000)
Ownership interest percentage							50.00%
Proceeds from sale of vessels and equipment							$ 13,100,000	69,805,000	8,918,000
Advances on newbuilding contracts and conversion costs (notes 14c, 14d, 14e and 14i)			$ 288,658,000				$ 288,658,000	632,130,000
Logitel
Property, Plant and Equipment [Line Items]
Number of units for maintenance and safety | maintenance_and_safety_unit	1	3
Logitel | Newbuildings
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels								$ (43,700,000)
Logitel | Newbuildings | Cancellation Potential
Property, Plant and Equipment [Line Items]
Number of units for maintenance and safety | maintenance_and_safety_unit				2				2
Advances on newbuilding contracts and conversion costs (notes 14c, 14d, 14e and 14i)								$ 0
Navion Marita
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels			(200,000)
Proceeds from sale of vessels and equipment			5,700,000
Navion Saga FSO
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels			400,000
Write-down of units								1,700,000
Gross proceeds from sale			$ 7,400,000
1992-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels									(1,700,000)
Proceeds from sale of vessels and equipment								5,000,000
1995-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels								$ 6,800,000
Ownership interest percentage								67.00%
Proceeds from sale of vessels and equipment								$ 14,400,000
2000s-Built Conventional Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels									3,900,000
1990s-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels									(66,700,000)
1997-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels									1,600,000
Proceeds from sale of vessels and equipment									$ 8,600,000
FPSO
Property, Plant and Equipment [Line Items]
Number of vessels | vessel							2
Write down and gain (loss) on sale of vessels							$ 265,200,000
HiLoad DP Unit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels							$ 26,300,000
Navion Brasilia, Nordic Rio and Navion Marita Shuttle Tankers | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | tanker							3
Write down and gain (loss) on sale of vessels							$ 25,200,000
Nordic Rio Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of units							$ 10,800,000
Navion Marita
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels								$ (2,100,000)
Impaired Asset | 2000s-Built Conventional Tankers | Market Approach Valuation Technique
Property, Plant and Equipment [Line Items]
Number of vessels | vessel									2
Impaired Asset | 2000s-Built Conventional Tankers | Market Approach Valuation Technique | Disposal Group, Held-for-sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Number of vessels | vessel									2
Impaired Asset | 1990s-Built Shuttle Tankers
Property, Plant and Equipment [Line Items]
Estimated useful life					17 years 6 months
Impaired Asset | 1990s-Built Shuttle Tankers | Market Approach Valuation Technique
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					5	7			7
Impaired Asset | 1990s-Built Shuttle Tankers | Market Approach Valuation Technique | Disposal Group, Held-for-sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						1